Liquidity (Details) - 12 months ended Sep. 30, 2025	CNY (¥)	USD ($)
Liquidity [Abstract]
Working capital	¥ 40,620,625	$ 5,705,945
Accumulated loss	21,047,417
Loss	¥ 12,829,206